Segments and Information about Revenues by Geographic Area (Tables)	9 Months Ended
Sep. 30, 2013
Reconciliation of Revenue from Segments to Consolidated

The following table presents our revenues by geographic region of end users who purchased products or services for the periods presented below:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States and Canada	$29,157	$52,268	$106,177	$72,338	$122,905
International	5,004	10,092	21,556	13,589	28,076

Total revenues	$34,161	$62,360	$127,733	$85,927	$150,981